Guarantor Information (Details) (USD $) In Millions	3 Months Ended				6 Months Ended
	Jul. 02, 2011		Jun. 26, 2010		Jul. 02, 2011		Jun. 26, 2010		Dec. 25, 2010	Dec. 26, 2009
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 116.1		$ 121.3		$ 116.1		$ 121.3		$ 248.7	$ 112.4
Accounts receivable, net	203.1				203.1				181.9
Inventories	325.9				325.9				279.1
Deferred income tax benefits, net	76.4				76.4				78.5
Non-trade amounts receivable, net	38.5				38.5				39.4
Intercompany receivables	0				0				0
Prepaid expenses and other current assets	31.7				31.7				21.6
Total current assets	791.7				791.7				849.2
Deferred income tax benefits, net	396.1				396.1				391.3
Property, plant and equipment, net	268.4				268.4				258.0
Long-term receivables, net	26.2				26.2				22.8
Trademarks and tradenames	177.0				177.0				170.2
Other intangible assets, net	9.2				9.2				10.2
Goodwill	294.4				294.4				284.1
Investments in subsidiaries	0				0				0
Intercompany notes receivable	0				0				0
Other assets, net	39.8				39.8				30.0
Total assets	2,002.8				2,002.8				2,015.8
Accounts payable	130.8				130.8				153.1
Short-term borrowings and current portion of long-term debt and capital lease obligations	2.3				2.3				1.9
Intercompany payables	0				0				0
Accrued liabilities	366.5				366.5				345.4
Total current liabilities	499.6				499.6				500.4
Long-term debt and capital lease obligations	418.2				418.2				426.8
Intercompany notes payable	0				0				0
Other liabilities	266.2				266.2				298.8
Shareholders' equity	818.8				818.8				789.8
Total liabilities and shareholders' equity	2,002.8				2,002.8				2,015.8
Income Statement [Abstract]
Other revenue	0		0		0		0
Net sales	669.9		565.1		1,306.3		1,122.2
Cost of products sold	219.6		181.6		434.5		365.8
Gross margin	450.3		383.5		871.8		756.4
Delivery, sales and administrative expense	344.2		301.4		683.6		602.1
Re-engineering and impairment charges	1.1	[1]	2.0	[1]	2.5	[1]	3.6	[1]
Gains on disposal of assets	0.7		0		0.7		0
Operating (loss) income	105.7		80.1		186.4		150.7
Interest income	0.8		0.7		1.7		1.1
Interest expense	25.6		7.1		33.1		14.5
Income from equity investments in subsidiaries	0		0		0		0
Other income	(0.2)		0		(0.1)		0.6
Income before income taxes	81.1		73.7		155.1		136.7
Provision for income taxes	16.0		15.8		34.2		31.7
Net income	65.1		57.9		120.9		105.0
Operating Activities:
Net cash provided by (used in) operating activities					49.6		84.7
Investing Activities:
Capital expenditures					(25.7)		(20.3)
Proceeds from disposal of property, plant and equipment					2.6		1.6
Net cash used in investing activities					(23.1)		(18.7)
Financing Activities:
Dividend payments to shareholders					(37.6)		(31.5)
Dividend payments to parent					0		0
Net proceeds from issuance of senior notes					393.3	[2]	0	[2]
Proceeds from exercise of stock options					13.9		9.0
Repurchase of common stock					(130.8)		(26.5)
Repayment of long-term debt and capital lease obligations					(406.4)		(0.9)
Net change in short-term debt					0.1		0
Debt issuance costs					(2.9)		0
Excess tax benefits from share-based payment arrangements					7.6		4.1
Net intercompany (loans) borrowings					0		0
Net cash (used in) provided by financing activities					(162.8)		(45.8)
Effect of exchange rate changes on cash and cash equivalents					3.7		(11.3)
Net change in cash and cash equivalents					(132.6)		8.9
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash and cash equivalents	0		0		0		0		20.0	0
Accounts receivable, net	0				0				0
Inventories	0				0				0
Deferred income tax benefits, net	0				0				58.5
Non-trade amounts receivable, net	9.4				9.4				0
Intercompany receivables	1,139.5				1,139.5				693.7
Prepaid expenses and other current assets	0.6				0.6				1.2
Total current assets	1,149.5				1,149.5				773.4
Deferred income tax benefits, net	76.6				76.6				53.8
Property, plant and equipment, net	0				0				0
Long-term receivables, net	0				0				0
Trademarks and tradenames	0				0				0
Other intangible assets, net	0				0				0
Goodwill	0				0				0
Investments in subsidiaries	2,692.1				2,692.1				2,495.5
Intercompany notes receivable	61.5				61.5				239.5
Other assets, net	16.4				16.4				54.7
Total assets	3,996.1				3,996.1				3,616.9
Accounts payable	0				0				0
Short-term borrowings and current portion of long-term debt and capital lease obligations	0				0				0
Intercompany payables	2,228.1				2,228.1				1,967.0
Accrued liabilities	59.2				59.2				24.0
Total current liabilities	2,287.3				2,287.3				1,991.0
Long-term debt and capital lease obligations	396.0				396.0				405.0
Intercompany notes payable	466.7				466.7				385.1
Other liabilities	27.3				27.3				46.0
Shareholders' equity	818.8				818.8				789.8
Total liabilities and shareholders' equity	3,996.1				3,996.1				3,616.9
Income Statement [Abstract]
Other revenue	0		0		0		0
Net sales	0		0		0		0
Cost of products sold	0		0		0		0
Gross margin	0		0		0		0
Delivery, sales and administrative expense	3.4		2.6		7.1		5.4
Re-engineering and impairment charges	0		0		0		0
Gains on disposal of assets	0				0
Operating (loss) income	(3.4)		(2.6)		(7.1)		(5.4)
Interest income	0.4		0.6		0.9		1.2
Interest expense	26.1		6.7		32.8		13.9
Income from equity investments in subsidiaries	83.8		63.5		146.0		116.5
Other income	0				0		0
Income before income taxes	54.7		54.8		107.0		98.4
Provision for income taxes	(10.4)		(3.1)		(13.9)		(6.6)
Net income	65.1		57.9		120.9		105.0
Operating Activities:
Net cash provided by (used in) operating activities					(118.1)		135.8
Investing Activities:
Capital expenditures					0		0
Proceeds from disposal of property, plant and equipment					0		0
Net cash used in investing activities					0		0
Financing Activities:
Dividend payments to shareholders					(37.6)		(31.5)
Dividend payments to parent					0		0
Net proceeds from issuance of senior notes					393.3
Proceeds from exercise of stock options					13.9		9.0
Repurchase of common stock					(130.8)		(26.5)
Repayment of long-term debt and capital lease obligations					(405.0)		0
Net change in short-term debt					0
Debt issuance costs					(2.9)
Excess tax benefits from share-based payment arrangements					7.6		4.1
Net intercompany (loans) borrowings					259.6		(90.9)
Net cash (used in) provided by financing activities					98.1		(135.8)
Effect of exchange rate changes on cash and cash equivalents					0		0
Net change in cash and cash equivalents					(20.0)		0
Guarantor Subsidiaries [Member]
Statement of Financial Position [Abstract]
Cash and cash equivalents	4.5		5.0		4.5		5.0		52.2	9.4
Accounts receivable, net	0				0				0
Inventories	0				0				0
Deferred income tax benefits, net	27.9				27.9				0
Non-trade amounts receivable, net	3.2				3.2				0.7
Intercompany receivables	2,697.0				2,697.0				2,370.2
Prepaid expenses and other current assets	2.5				2.5				2.0
Total current assets	2,735.1				2,735.1				2,425.1
Deferred income tax benefits, net	141.2				141.2				187.8
Property, plant and equipment, net	21.8				21.8				21.1
Long-term receivables, net	0.1				0.1				0.1
Trademarks and tradenames	0				0				0
Other intangible assets, net	0				0				0
Goodwill	2.9				2.9				2.9
Investments in subsidiaries	1,739.2				1,739.2				1,592.2
Intercompany notes receivable	560.4				560.4				518.9
Other assets, net	8.6				8.6				7.8
Total assets	5,209.3				5,209.3				4,755.9
Accounts payable	0				0				0
Short-term borrowings and current portion of long-term debt and capital lease obligations	0				0				0
Intercompany payables	1,871.0				1,871.0				1,462.1
Accrued liabilities	14.9				14.9				119.7
Total current liabilities	1,885.9				1,885.9				1,581.8
Long-term debt and capital lease obligations	0				0				0
Intercompany notes payable	1,059.7				1,059.7				1,153.1
Other liabilities	22.7				22.7				19.1
Shareholders' equity	2,241.0				2,241.0				2,001.9
Total liabilities and shareholders' equity	5,209.3				5,209.3				4,755.9
Income Statement [Abstract]
Other revenue	16.4		14.4		56.8		23.0
Net sales	0		0		0		0
Cost of products sold	3.0		3.8		6.5		7.7
Gross margin	13.4		10.6		50.3		15.3
Delivery, sales and administrative expense	13.1		17.2		31.6		27.3
Re-engineering and impairment charges	0		0		0		0
Gains on disposal of assets	0				0
Operating (loss) income	0.3		(6.6)		18.7		(12.0)
Interest income	8.6		7.9		17.5		16.7
Interest expense	3.4		2.5		6.9		5.0
Income from equity investments in subsidiaries	79.3		69.8		131.8		127.8
Other income	0				0		0.2
Income before income taxes	84.8		68.6		161.1		127.3
Provision for income taxes	1.2		4.7		18.1		9.8
Net income	83.6		63.9		143.0		117.5
Operating Activities:
Net cash provided by (used in) operating activities					87.0		(162.2)
Investing Activities:
Capital expenditures					(3.2)		(2.5)
Proceeds from disposal of property, plant and equipment					0		0
Net cash used in investing activities					(3.2)		(2.5)
Financing Activities:
Dividend payments to shareholders					0		0
Dividend payments to parent					0		0
Net proceeds from issuance of senior notes					0
Proceeds from exercise of stock options					0		0
Repurchase of common stock					0		0
Repayment of long-term debt and capital lease obligations					0		0
Net change in short-term debt					0
Debt issuance costs					0
Excess tax benefits from share-based payment arrangements					0		0
Net intercompany (loans) borrowings					(131.5)		169.0
Net cash (used in) provided by financing activities					(131.5)		169.0
Effect of exchange rate changes on cash and cash equivalents					0		(8.7)
Net change in cash and cash equivalents					(47.7)		(4.4)
Non-Guarantor Subsidiaries [Member]
Statement of Financial Position [Abstract]
Cash and cash equivalents	111.6		116.3		111.6		116.3		176.5	103.0
Accounts receivable, net	203.1				203.1				181.9
Inventories	325.9				325.9				279.1
Deferred income tax benefits, net	51.7				51.7				60.0
Non-trade amounts receivable, net	25.9				25.9				38.7
Intercompany receivables	747.9				747.9				776.9
Prepaid expenses and other current assets	28.6				28.6				18.4
Total current assets	1,494.7				1,494.7				1,531.5
Deferred income tax benefits, net	178.3				178.3				150.3
Property, plant and equipment, net	246.6				246.6				236.9
Long-term receivables, net	26.1				26.1				22.7
Trademarks and tradenames	177.0				177.0				170.2
Other intangible assets, net	9.2				9.2				10.2
Goodwill	291.5				291.5				281.2
Investments in subsidiaries	0				0				0
Intercompany notes receivable	1,526.4				1,526.4				1,538.3
Other assets, net	33.8				33.8				29.2
Total assets	3,983.6				3,983.6				3,970.5
Accounts payable	130.8				130.8				153.1
Short-term borrowings and current portion of long-term debt and capital lease obligations	2.3				2.3				1.9
Intercompany payables	485.3				485.3				411.7
Accrued liabilities	307.0				307.0				295.9
Total current liabilities	925.4				925.4				862.6
Long-term debt and capital lease obligations	22.2				22.2				21.8
Intercompany notes payable	621.9				621.9				758.5
Other liabilities	223.8				223.8				241.8
Shareholders' equity	2,190.3				2,190.3				2,085.8
Total liabilities and shareholders' equity	3,983.6				3,983.6				3,970.5
Income Statement [Abstract]
Other revenue	3.0		3.8		6.5		7.7
Net sales	670.4		566.3		1,307.9		1,123.4
Cost of products sold	236.5		197.2		492.9		390.0
Gross margin	436.9		372.9		821.5		741.1
Delivery, sales and administrative expense	327.7		281.6		644.9		569.4
Re-engineering and impairment charges	1.1		2.0		2.5		3.6
Gains on disposal of assets	0.7				0.7
Operating (loss) income	108.8		89.3		174.8		168.1
Interest income	3.7		1.7		5.8		3.2
Interest expense	8.0		7.4		15.9		15.6
Income from equity investments in subsidiaries	0		0		0		0
Other income	(0.2)				(0.1)		0.4
Income before income taxes	104.7		83.6		164.8		155.3
Provision for income taxes	25.2		14.2		30.0		28.5
Net income	79.5		69.4		134.8		126.8
Operating Activities:
Net cash provided by (used in) operating activities					98.5		113.4
Investing Activities:
Capital expenditures					(22.5)		(17.8)
Proceeds from disposal of property, plant and equipment					2.6		1.6
Net cash used in investing activities					(19.9)		(16.2)
Financing Activities:
Dividend payments to shareholders					0		0
Dividend payments to parent					(12.0)		(7.6)
Net proceeds from issuance of senior notes					0
Proceeds from exercise of stock options					0		0
Repurchase of common stock					0		0
Repayment of long-term debt and capital lease obligations					(1.4)		(0.9)
Net change in short-term debt					0.1
Debt issuance costs					0
Excess tax benefits from share-based payment arrangements					0		0
Net intercompany (loans) borrowings					(133.9)		(72.8)
Net cash (used in) provided by financing activities					(147.2)		(81.3)
Effect of exchange rate changes on cash and cash equivalents					3.7		(2.6)
Net change in cash and cash equivalents					(64.9)		13.3
Consolidation, Eliminations [Member]
Statement of Financial Position [Abstract]
Cash and cash equivalents	0		0		0		0		0	0
Accounts receivable, net	0				0				0
Inventories	0				0				0
Deferred income tax benefits, net	(3.2)				(3.2)				(40.0)
Non-trade amounts receivable, net	0				0				0
Intercompany receivables	(4,584.4)				(4,584.4)				(3,840.8)
Prepaid expenses and other current assets	0				0				0
Total current assets	(4,587.6)				(4,587.6)				(3,880.8)
Deferred income tax benefits, net	0				0				(0.6)
Property, plant and equipment, net	0				0				0
Long-term receivables, net	0				0				0
Trademarks and tradenames	0				0				0
Other intangible assets, net	0				0				0
Goodwill	0				0				0
Investments in subsidiaries	(4,431.3)				(4,431.3)				(4,087.7)
Intercompany notes receivable	(2,148.3)				(2,148.3)				(2,296.7)
Other assets, net	(19.0)				(19.0)				(61.7)
Total assets	(11,186.2)				(11,186.2)				(10,327.5)
Accounts payable	0				0				0
Short-term borrowings and current portion of long-term debt and capital lease obligations	0				0				0
Intercompany payables	(4,584.4)				(4,584.4)				(3,840.8)
Accrued liabilities	(14.6)				(14.6)				(94.2)
Total current liabilities	(4,599.0)				(4,599.0)				(3,935.0)
Long-term debt and capital lease obligations	0				0				0
Intercompany notes payable	(2,148.3)				(2,148.3)				(2,296.7)
Other liabilities	(7.6)				(7.6)				(8.1)
Shareholders' equity	(4,431.3)				(4,431.3)				(4,087.7)
Total liabilities and shareholders' equity	(11,186.2)				(11,186.2)				(10,327.5)
Income Statement [Abstract]
Other revenue	(19.4)		(18.2)		(63.3)		(30.7)
Net sales	(0.5)		(1.2)		(1.6)		(1.2)
Cost of products sold	(19.9)		(19.4)		(64.9)		(31.9)
Gross margin	0		0		0		0
Delivery, sales and administrative expense	0		0		0		0
Re-engineering and impairment charges	0		0		0		0
Gains on disposal of assets	0				0
Operating (loss) income	0		0		0		0
Interest income	(11.9)		(9.5)		(22.5)		(20.0)
Interest expense	(11.9)		(9.5)		(22.5)		(20.0)
Income from equity investments in subsidiaries	(163.1)		(133.3)		(277.8)		(244.3)
Other income	0				0		0
Income before income taxes	(163.1)		(133.3)		(277.8)		(244.3)
Provision for income taxes	0		0		0		0
Net income	(163.1)		(133.3)		(277.8)		(244.3)
Operating Activities:
Net cash provided by (used in) operating activities					(17.8)		(2.3)
Investing Activities:
Capital expenditures					0		0
Proceeds from disposal of property, plant and equipment					0		0
Net cash used in investing activities					0		0
Financing Activities:
Dividend payments to shareholders					0		0
Dividend payments to parent					12.0		7.6
Net proceeds from issuance of senior notes					0
Proceeds from exercise of stock options					0		0
Repurchase of common stock					0		0
Repayment of long-term debt and capital lease obligations					0		0
Net change in short-term debt					0
Debt issuance costs					0
Excess tax benefits from share-based payment arrangements					0		0
Net intercompany (loans) borrowings					5.8		(5.3)
Net cash (used in) provided by financing activities					17.8		2.3
Effect of exchange rate changes on cash and cash equivalents					0		0
Net change in cash and cash equivalents					$ 0		$ 0

[1]	See Note 7 to the Consolidated Financial Statements for a discussion of re-engineering and impairment charges.
[2]	Net proceeds from issuance of senior notes are net of $2.6 million in non-cash debt issuance costs.